Common shares, treasury shares and reserves	12 Months Ended
Feb. 01, 2014
Common shares, treasury shares and reserves

21. Common shares, treasury shares and reserves

Common Shares

The par value of each Common Share is 18 cents. The consideration received for Common Shares issued during the year related to options was $9.3 million (Fiscal 2013: $21.6 million; Fiscal 2012: $10.6 million).

Treasury shares

Treasury shares represent the cost of shares that the Company purchased in the market under the applicable authorized repurchase program, shares forfeited under the Omnibus Incentive Plan, and those previously held by the Employee Stock Ownership Trust (“ESOT”) to satisfy options under Signet’s share option plans.

The total number of shares held in treasury by the Company at February 1, 2014 was 6,954,596. In Fiscal 2014, the Company repurchased 1,557,673 shares under authorized repurchase programs, while reissuing 437,913 shares, net of taxes and forfeitures, to satisfy awards outstanding under existing share based compensation plans. In Fiscal 2013, the Company repurchased 6,425,296 shares under authorized repurchase programs, while reissuing 865,598 shares, net of taxes and forfeitures, to satisfy awards outstanding under existing share based compensation plans. In Fiscal 2012, the Company repurchased 256,241 shares under authorized repurchase programs and 18,897 shares were forfeited under the Omnibus Incentive Plan.

Share repurchase

Signet may from time to time repurchase common shares under various share repurchase programs authorized by Signet’s Board. Repurchases may be made in the open market, through block trades or otherwise. The timing, manner, price and amount of any repurchases will be determined by the Company in its discretion, and will be subject to economic and market conditions, stock prices, applicable legal requirements and other factors. The repurchase programs are funded through Signet’s existing cash reserves and liquidity sources. Repurchased shares are being held as treasury shares and may be used by Signet for general corporate purposes. Share repurchase activity is as follows:

		Fiscal 2014			Fiscal 2013			Fiscal 2012
	Amount authorized	Shares repurchased	Amount repurchased	Average repurchase price per share	Shares repurchased	Amount repurchased	Average repurchase price per share	Shares repurchased	Amount repurchased	Average repurchase price per share
	(in millions)		(in millions)			(in millions)			(in millions)
2013 Program(1)	$350.0	808,428	$54.6	$67.54	na	na	na	na	na	na
2011 Program(2)	350.0	749,245	50.1	66.92	6,425,296	$287.2	$44.70	256,241	$12.7	$49.57

Total		1,557,673	$104.7	$67.24	6,425,296	$287.2	$44.70	256,241	$12.7	$49.57

(1)	On June 14, 2013, the Board the repurchase of up to $350 million of Signet’s common shares (the “2013 Program”). The 2013 Program may be suspended or discontinued at any time without notice. The 2013 Program had $295.4 million remaining as of February 1, 2014.
(2)	In October 2011, the Board authorized the repurchase of up to $300 million of Signet’s common shares (the “2011 Program”), which authorization was subsequently increased to $350 million. The 2011 Program was completed as of May 4, 2013.
na	Not applicable.

Other reserves

Other reserves consist of special reserves and a capital redemption reserve established in accordance with the laws of England and Wales.

The Predecessor Company established a special reserve prior to 1997 in connection with reductions in additional paid-in capital which can only be used to write off existing goodwill resulting from acquisitions and otherwise only for purposes permitted for share premium accounts under the laws of England and Wales.

The capital redemption reserve has arisen on the cancellation of previously issued Common Shares and represents the nominal value of those shares cancelled.